Note 3 - Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
			Options Outstanding		Options Currently Exercisable
Exercise Prices			Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Number Outstanding	Weighted Average Exercise Price
(in thousands, except contractual life and exercise price amounts)
$3.25	-	$5.10	28	2.95	28	$3.79
$5.25	-	$5.25	2	1.25	2	5.25
$7.00	-	$7.00	31	1.96	31	7.00
$7.22	-	$7.70	33	2.04	33	7.62
			94	2.27	94	$6.25

Schedule of Share-based Payment Award, Employee Stock Purchase Plan, Valuation Assumptions [Table Text Block]
	Year Ended December 31
	2013	2012

Expected term (in years)	3.0	—
Expected volatility	0.69	—
Risk-free interest rate	0.65%	—%
Expected dividend	—	—
Weighted-average fair value at grant date	$1.61	$—

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
(in thousands, except exercise price amounts)	Shares Available for Grant	Shares Outstanding	Weighted Average Exercise Price
Balances, December 31, 2012	673	231	$8.12
Additional shares reserved	155	—	—
Granted	(15)	15	3.56
Canceled/forfeited	152	(152)	8.54
Balances, December 31, 2013	965	94	$5.42